GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about goodwill [Table Text Block]
Cost

Balance at January 1, 2017	$7,130

Additions	-

Impairments	-

Balance at December 31, 2017	$7,130

Additions	-

Impairments	-

Balance at December 31, 2018	$7,130

Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill [Table Text Block]
(In thousands of dollars, except years and percentages)

		Carrying value
	Carrying	of indefinite-life	Recoverable	Period	Terminal	Pre-tax
	value of	intangible	amount	used	growth	discount
	goodwill	assets	method	(years)	rate %	rate %

Loyalty Currency Retailing	$5,681	$4,505	Value in Use	5	2.0%	19.6%

Points Travel	$1,449	-	Value in Use	7	2.0%	28.8%